Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Combined Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 13,192	€ 12,378	€ 14,707
Trading income	[1]	52	3,374	547
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		212
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		1,069	(448)	854
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		1,332	2,926	1,401
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		14,524	15,304	16,108
Corporate & Investment Bank		7,905	8,651	10,774
Total Sales & Trading		6,541	7,868	9,092
Sales & Trading (Equity)		1,514	1,516	1,931
Sales & Trading (FIC)		5,027	6,351	7,161
Global Transaction Banking		1,869	1,932	2,097
Remaining Products		(504)	(1,148)	(415)
Private & Commercial Bank		6,283	6,158	6,420
Asset Management		(89)	30	365
Corporate & Other		425	464	(144)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 14,524	€ 15,304	€ 16,108

[1]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting.